Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (1,175)
Net unrealized gain (loss)	102	$ (106)
Net unrealized loss	(47)	(13)
Reclassification of net loss (gain) to net income	4	(1)
Reclassification of net loss to net income	8	6
Ending Balance	(1,090)	(1,175)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(917)	(456)
Net unrealized loss	(18)	(490)
Repurchase of shares under normal course issuer bids [note 21]	28	29
Ending Balance	(907)	(917)
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(68)	39
Net unrealized gain (loss)	102	(106)
Reclassification of net loss (gain) to net income	4	(1)
Ending Balance	38	(68)
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(190)	(183)
Net unrealized loss	(47)	(13)
Reclassification of net loss to net income	8	6
Sale of business	8
Ending Balance	(221)	(190)
AOCL [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,175)
Ending Balance	$ (1,090)	$ (1,175)